Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 134,717,128.50
Previously Paid Amount
Total Fee Amount	18,604.44
Total Offset Amount
Net Fee	$ 18,604.44